OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020 item
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Indebtedness level		0.51
Percentage threshold adjusted consolidated operating cash flow		40.00%
Consolidated assets to unsecured consolidated liabilities ratio		1.55
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20	1.20
Consolidated assets to unsecured consolidated liabilities ratio		1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio		1.55
Net financial debt ratio		0.51
Net Financial Coverage		8.50
Number of consecutive quarters		2
CMF Registration N641 08.23.2010 Series C | Maximum
Disclosure of detailed information about borrowings
Net financial debt ratio		1.5
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio		1.3
Net Financial Coverage		3
CMF Registration N759 08.20.2013 Series C and CMF Registration N760 08.20.2013 Series D and CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Indebtedness level		0.51
Percentage threshold adjusted consolidated operating cash flow		40.00%
Consolidated assets to unsecured consolidated liabilities ratio		1.55
CMF Registration N759 08.20.2013 Series C and CMF Registration N760 08.20.2013 Series D and CMF Registration N760 04.02.2014 Series E | Maximum
Disclosure of detailed information about borrowings
Indebtedness level		1.20
Consolidated assets to unsecured consolidated liabilities ratio		1.3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level		0.51
Percentage threshold adjusted consolidated operating cash flow		40.00%
Consolidated assets to unsecured consolidated liabilities ratio		1.55
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Indebtedness level		1.20
CMF Registration N912 10.10.2018 Series F | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio		1.3